FINANCIAL GUARANTEE (Tables)	12 Months Ended
Dec. 31, 2013
Guarantees [Abstract]
Financial Guarantee Receivable and Liability
(a)	Financial guarantee receivable

	December 31, 2013	December 31, 2012
Initial recognition at fair value	31.8	—
Guarantee fee received	(5.0)	—
Interest accretion	1.3	—

Closing balance	28.1	—
Current portion of financial guarantee receivable	(5.0)	—

	23.1	—

(b)	Financial guarantee liability

	December 31, 2013	December 31, 2012
Initial recognition at fair value	31.8	—
Amortization of guarantee liability	(3.5)	—

	28.3	—